Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged for acting as a collection agent of public funds	¥ 23,264,575
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,962,933	¥ 3,012,095
Total assets at end of fiscal year	405,940,211	397,820,570	¥ 382,177,876
Fair value of securities accepted as collateral that is permitted to be sold or repledged	41,438,000	38,353,000
Fair value of securities accepted as collateral that was sold or repledged	29,714,000	25,795,000
Cash collateral pledged for derivative transactions included in Other assets	2,566,588	3,182,590
Cash collateral received for derivative transactions included in Other liabilities	1,415,939	¥ 1,404,066
Asset pledged as collateral without right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total assets at end of fiscal year	¥ 37,827,000